Disclosure of detailed information about decommissioning liability explanatory (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Decommissioning liability, beginning balance	$ 29,790	$ 28,294
Accretion expense	974	1,043
Change in estimated timing of cash flows		453
Foreign exchange, estimated timing and other adjustments	1,000
Disposition	(20,118)
Decommissioning liability, ending balance	11,646	29,790
San Dimas [Member]
Statement [Line Items]
Decommissioning liability, beginning balance	9,880	9,324
Accretion expense	766	723
Change in estimated timing of cash flows		(167)
Foreign exchange, estimated timing and other adjustments	1,000
Disposition	0
Decommissioning liability, ending balance	11,646	9,880
Black Fox Complex [Member]
Statement [Line Items]
Decommissioning liability, beginning balance	19,910	18,970
Accretion expense	208	320
Change in estimated timing of cash flows		620
Foreign exchange, estimated timing and other adjustments	0
Disposition	(20,118)
Decommissioning liability, ending balance	$ 0	$ 19,910